NOTE 5 INCOME TAXES - Income Tax, Deferred Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Prior year deferred tax asset	$ 43,688	$ 22,987
Tax benefit for the year	14,945	20,701
Total deferred tax asset	79,285	43,688
Less: Valuation Allowance	(79,285)	(43,688)
Net Deferred Tax Asset	$ 0	$ 0